Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total	$ 3,027,203	$ 1,686,189
Less current maturities	(299,909)	(180,036)
Long-term debt	2,727,294	1,506,153
Revolving Facility, Due 2022
Debt Instrument [Line Items]
Total		160,000
6.60% Senior Notes, Due 2018
Debt Instrument [Line Items]
Total	299,871	299,483
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Total	395,814	395,252
7% Debentures, Due 2025
Debt Instrument [Line Items]
Total	124,180	124,090
3.450% Senior Notes, Due 2027
Debt Instrument [Line Items]
Total	296,628
3.500% Senior Notes, Due 2027
Debt Instrument [Line Items]
Total	494,352
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Total	228,033	227,975
4.250% Senior Notes, Due 2047
Debt Instrument [Line Items]
Total	591,688
Other Notes
Debt Instrument [Line Items]
Total	308	356
Floating Rate Notes, Due 2019
Debt Instrument [Line Items]
Total	298,102
Trade Receivable Facility
Debt Instrument [Line Items]
Total		180,000
Floating Rate Notes, Due 2020
Debt Instrument [Line Items]
Total	$ 298,227
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Total		$ 299,033